REVERSE RECAPITALIZATION - Shares effected for exchange ratio (Details) - shares		12 Months Ended
	Jul. 12, 2024	Dec. 31, 2024	Dec. 31, 2022
ACQUISITIONS
Conversion of convertible debt and accrued interest (in shares)	321,428
Legacy ConnectM shares		450,702
Options
ACQUISITIONS
Total share reserve			14,810
Warrants
ACQUISITIONS
Legacy ConnectM shares			2,422
Shares effected for exchange ratio
ACQUISITIONS
Recapitalization applied to common stock outstanding			1,588,141
Issuance of Old ConnectM shares prior to closing of Business Combination			5,000
Conversion of convertible debt and accrued interest (in shares)			321,428
Shares effected for exchange ratio | Series Seed Convertible Preferred Shares
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			644,030
Shares effected for exchange ratio | Series Seed-1 Convertible Preferred Shares
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			91,120
Shares effected for exchange ratio | Series A-1 Convertible Preferred Stock
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			743,068
Shares effected for exchange ratio | Series B-1 Convertible Preferred Stock
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			649,843
Shares effected for exchange ratio | Series B-2 Convertible Preferred Stock
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			299,730
Shares effected for exchange ratio
ACQUISITIONS
Recapitalization applied to common stock outstanding			164,831
Issuance of Old ConnectM shares prior to closing of Business Combination			519
Conversion of convertible debt and accrued interest (in shares)			33,362
Recapitalization applied to preferred stock outstanding			450,702
Shares effected for exchange ratio | Series Seed Convertible Preferred Shares
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			66,846
Shares effected for exchange ratio | Series Seed-1 Convertible Preferred Shares
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			9,458
Shares effected for exchange ratio | Series A-1 Convertible Preferred Stock
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			77,126
Shares effected for exchange ratio | Series B-1 Convertible Preferred Stock
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			67,449
Shares effected for exchange ratio | Series B-2 Convertible Preferred Stock
ACQUISITIONS
Recapitalization applied to preferred stock outstanding			31,110